[NATIONWIDE LOGO]

September 27, 2000


VIA EDGAR


The United States Securities
and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Subject: Nationwide VA Separate Account-B
         Nationwide Life and Annuity Insurance Company
         SEC File No. 33-86408
         CIK No. 0000878670

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (1933 "Act") and on behalf of Nationwide VA Separate Account-B (the "Variable Account") and Nationwide Life and Annuity Insurance Company ("Nationwide"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) and (c) under Rule 497 of the 1933 Act do not differ from the form of the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 11 to the Registration Statement for Nationwide and the Variable Account which became effective September 20, 2000.

Please contact the undersigned at (614) 677-7702 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

/s/ Michael Stobart, Esq.

Michael Stobart, Esq.
Compliance Specialist